Significant Accounting Policies (Details Narrative) (10-K) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Jan. 02, 2019
Cash equivalents
Derivative liabilities
Deferred revenue								907,948	$ 1,783,850
Accumulated deficit	60,088,290	53,094,602			60,088,290		53,094,602	23,833,656	$ 24,709,588
Revenues	834,686		$ 1,383,416		2,269,740	$ 2,567,790	4,959,005	6,022,669
Franchise advertising fund expenses	32,454		38,494		54,050	77,393	139,508
Adjustments in deferred revenue expense		307,362
Advertising costs	$ 25,092		$ 196		$ 128,735	$ 3,613	$ 34,119	$ 26,314
Supplier Concentration Risk [Member] | Purchases [Member]
Concentration risk percentage	82.95%		75.00%		8.441%	84.00%	83.00%	78.00%
Restaurant Sales [Member]
Revenues							$ 3,466,553	$ 3,869,758
Royalties [Member]
Revenues	$ 173,779		$ 191,810		$ 52,870	$ 398,360	688,308	894,320
Franchise [Member]
Revenues	75,190		273,336		189,630	326,517	390,606	705,000
Rebates [Member]
Revenues	$ 14,233		63,939		$ 54,915	148,920	274,030	308,958
Technology Sales and Services [Member]
Other revenues							0	$ 244,633
New Revenue Standard Adjustment [Member]
Deferred revenue		875,902					875,902
Accumulated deficit		875,902					875,902
Accounting Standards Update 606 [Member]
Deferred revenue			875,902			875,902
Accumulated deficit			$ 875,902			$ 875,902
Revenues				$ 568,540			$ 307,362
Accounting Standards Update 606 [Member] | Adjustment [Member]
Revenues		$ 307,362
Franchise Agreements [Member]
Intangible assets, estimated useful lives					13 years		13 years